Pay vs Performance Disclosure $ / shares in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Company Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (Loss) (in thousands) ($)(7)	Adjusted EBITDA (Loss) (in thousands) ($)(8)
2024	12,760,578	22,388,040	4,199,271	6,945,312	34	202	(32,829)	7,171
2023	4,266,774	9,047,023	1,873,307	3,318,178	22	149	(133,933)	(44,514)
2022	13,583,222	(5,051,506)	896,705	(1,798,741)	13	95	(156,559)	(49,601)

Named Executive Officers, Footnote
(2)The dollar amounts reported in the table are the amounts of total compensation reported for Mr. Ehrlichman and the average amounts of total compensation reported for the other NEOs as a group, as listed in footnote (4), for each corresponding year in the "Total" column of the Summary Compensation Table, as applicable. See "NEO Compensation Tables—2024 Summary Compensation Table."
	(4)The Non-PEO NEOs reported in the table represent Messrs. Tabak, Neagle, and Heimbigner for year 2022, and Messrs. Tabak and Neagle for 2023 and 2024. To calculate CAP, the following average adjustments were made to the average total compensation number shown in the Summary Compensation Table. See footnotes (a) and (b) to footnote (3) above for information on footnotes (a) and (b) in the table below.
Peer Group Issuers, Footnote	(6)Assumes an investment of $100 was made in the S&P 500 IT Index on December 31, 2020, and measures cumulative TSR from that date through and including December 31 of the specified year.
PEO Total Compensation Amount	$ 12,760,578	$ 4,266,774	$ 13,583,222
PEO Actually Paid Compensation Amount	$ 22,388,040	9,047,023	(5,051,506)
Adjustment To PEO Compensation, Footnote
(3)The PEO reported in the table represents Mr. Ehrlichman for all three years shown. The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ehrlichman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Ehrlichman’s total compensation for each year to determine the CAP.

Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
2024	12,760,578		11,320,415		20,947,877		22,388,040
2023	4,266,774		2,445,664		7,225,913		9,047,023
2022	13,583,222		12,893,066		(5,741,662)		(5,051,506)

	Equity Award Adjustments
Year	Added Value of Outstanding and Unvested Awards Granted During the Year ($)	Added Change in Value of Outstanding and Unvested Awards Granted in Prior Years ($)	Added Value as of Vesting Date of Awards Granted and Vested During the Year ($)	Added Change in Value of Awards Granted in Prior Years and Vested During the Year ($)	Deducted Fair Value at the End of the Prior Year of Awards that Failed to Meet Vesting Conditions During the Year ($)	Total Equity Award Adjustments ($)
2024	12,522,171	8,509,228	—	(62,409)	(21,113)	20,947,877
2023	6,974,212	471,227	—	(199,020)	(20,506)	7,225,913
2022	1,520,099	(6,746,516)	1,520,122	(2,035,367)	—	(5,741,662)
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
	(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted and vested in the same year for any applicable year, the amount equal to the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and (v) the subtraction of the prior year year-end fair value for any awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year. The fair values of RSUs and PRSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates in accordance with FASB ASC 718, consistent with the approach used to value the awards at the grant date as described in our Form 10-K. In accordance with Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards were remeasured as of the end of each year, and as of each vesting date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the grant date. Any material changes to the RSU, PRSU, and stock option fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PRSUs, updated estimates for performance outcomes.
Non-PEO NEO Average Total Compensation Amount	$ 4,199,271	1,873,307	896,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,945,312	3,318,178	(1,798,741)
Adjustment to Non-PEO NEO Compensation Footnote
(4)The Non-PEO NEOs reported in the table represent Messrs. Tabak, Neagle, and Heimbigner for year 2022, and Messrs. Tabak and Neagle for 2023 and 2024. To calculate CAP, the following average adjustments were made to the average total compensation number shown in the Summary Compensation Table. See footnotes (a) and (b) to footnote (3) above for information on footnotes (a) and (b) in the table below.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)(a)	Plus	Average Equity Award Adjustments ($)(b)	Equals	Average CAP for Non-PEO NEOs ($)
2024	4,199,271		3,336,246		6,082,287		6,945,312
2023	1,873,307		856,479		2,301,350		3,318,178
2022	896,705		464,687		(2,230,759)		(1,798,741)

	Equity Award Adjustments
Year	Added Value of Outstanding and Unvested Awards Granted During the Year ($)	Added Change in Value of Outstanding and Unvested Awards Granted in Prior Years ($)	Added Value as of Vesting Date of Awards Granted and Vested During the Year ($)	Added Change in Value of Awards Granted in Prior Years and Vested During the Year ($)	Deducted Fair Value at the End of the Prior Year of Awards that Failed to Meet Vesting Conditions During the Year ($)	Total Equity Award Adjustments ($)
2024	3,762,059	2,346,205	—	(20,599)	(5,378)	6,082,287
2023	2,249,022	110,119	—	(57,460)	(331)	2,301,350
2022	223,440	(765,032)	—	(635,944)	(1,053,223)	(2,230,759)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

MOST IMPORTANT PERFORMANCE MEASURES TO DETERMINE 2024 COMPENSATION ACTUALLY PAID
Relative Total Shareholder Return	Revenue	Adjusted EBITDA (Loss)

Total Shareholder Return Amount	$ 34	22	13
Peer Group Total Shareholder Return Amount	202	149	95
Net Income (Loss)	$ (32,829,000)	$ (133,933,000)	$ (156,559,000)
Company Selected Measure Amount | $ / shares	7,171	(44,514)	(49,601)
PEO Name	Mr. Ehrlichman
Additional 402(v) Disclosure	We have never sponsored or maintained any defined benefit or actuarial pension plans. Therefore no pension value adjustments were made to the compensation actually paid amounts set forth in the table above. The Company has not paid nor accrued any dividends on equity awards in any applicable year.Assumes an investment of $100 was made in the Company's common stock on December 31, 2020, the first day of trading of the Company’s common stock on Nasdaq, and measures cumulative TSR from that date through and including December 31 of the specified year. Historical stock performance is not necessarily indicative of future stock performance.Reflects the Company's net income (loss) as reported in our financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Non-GAAP Measure Description	(8)Reflects Adjusted EBITDA (Loss) for the specified year as reported in our financial statements.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA (Loss)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,320,415)	$ (2,445,664)	$ (12,893,066)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,947,877	7,225,913	(5,741,662)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,522,171	6,974,212	1,520,099
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,509,228	471,227	(6,746,516)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,520,122
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,409)	(199,020)	(2,035,367)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,113)	(20,506)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,336,246	856,479	464,687
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,082,287	2,301,350	(2,230,759)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,762,059	2,249,022	223,440
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,346,205	110,119	(765,032)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,599)	(57,460)	(635,944)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,378)	$ (331)	$ (1,053,223)